Related Party Transactions - Unsecured short-term loan and bad debt provision to receivables (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction
Bad debt provision to receivables			¥ 78,684	¥ 65,454		¥ 118,886	$ 17,077	$ 11,302	¥ 91,348
Particle
Related Party Transaction
Principal amount of short-term unsecured loans granted | $					$ 14,800
Loans repaid by related party			84,083	48,747
Interest rate of short-term unsecured loans					4.35%
Maturity of short-term unsecured loans					24 months
Total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Company but borne by Particle			¥ 9,900	¥ 23,100
Bad debt provision to receivables						¥ 11,200	$ 1,600
Particle | Loan Granted to Related Party in November 2016
Related Party Transaction
Loans repaid by related party | $	$ 6,800
Particle | Loan Granted to Related Party in January 2017
Related Party Transaction
Principal amount of short-term unsecured loans granted		¥ 74,000
Interest rate of short-term unsecured loans		9.00%
Maturity of short-term unsecured loans		12 months